Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (109,951)	$ (10,256)	$ 20,310
Other comprehensive loss, net of reclassification adjustments:
Foreign currency translation adjustments	1,828	(219)	(1,233)
Net (decrease) increase from foreign exchange contracts designated as hedges	(16)	(1,253)	(19)
Benefit (provision) for income taxes on net (decrease) increase from foreign exchange contracts designated as hedges	0	84	(18)
Other comprehensive loss	1,811	(1,388)	(1,270)
Comprehensive (loss) income	(108,140)	(11,644)	19,040
Comprehensive income attributable to noncontrolling interest	4,627	4,420	6,419
Comprehensive (loss) income attributable to Cognyte Software Ltd.	$ (112,767)	$ (16,064)	$ 12,621